Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income	$ 16,230,166,000		$ 15,389,074,000		$ 16,708,582,000
Hedging Instruments [Member] | Loan Portfolio Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	6,500,000		6,500,000
Interest Rate Derivative Liabilities at Fair Value	744,000		1,006,000
Gains/(Losses)	262,000		1,037,000
Hedged Items [Member] | Loan Portfolio Hedging [Member] | Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income	6,500,000	[1],[2]	6,500,000	[1],[2]
Gains/(Losses)	$ (259,000)	[2],[3]	$ (1,032,000)	[2],[3]

[1]	Represents principal balance being hedged.
[2]	Assets included in the Loans, net of unearned income section of the ConsolidatedStatements of Condition.
[3]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.